Net Contributions (Withdrawals) by Contract Owners (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	$ 2,823,169	$ 2,365,665	$ 2,608,929
Policy loans	(756,606)	(1,663,411)	(878,737)
Policy loan repayments and interest	1,100,196	1,276,514	1,440,781
Surrenders, withdrawals and death benefits	(2,941,737)	(3,332,688)	(3,600,736)
Net transfers from/(to) other subaccounts or fixed rate option	(1,377,715)	(601,132)	(567,531)
Miscellaneous transactions	30,873	(2,758)	11,374
Administrative and other charges	(1,366,002)	(1,481,839)	(1,445,485)
Net Contributions (Withdrawals) by Contract Owners	(2,487,822)	(3,439,649)	(2,431,405)
VIP & PDISCO+
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	883	789	813
Policy loans	0	0	0
Policy loan repayments and interest	0	0	0
Surrenders, withdrawals and death benefits	(83,951)	(152,845)	(165,359)
Net transfers from/(to) other subaccounts or fixed rate option	(46,352)	(25,510)	62,417
Miscellaneous transactions	45	4	23
Administrative and other charges	(251)	(425)	(345)
Net Contributions (Withdrawals) by Contract Owners	(129,626)	(177,987)	(102,451)
CVAL, PVAL & PVAL $100,000+ face value
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	2,822,286	2,364,876	2,608,116
Policy loans	(756,606)	(1,663,411)	(878,737)
Policy loan repayments and interest	1,100,196	1,276,514	1,440,781
Surrenders, withdrawals and death benefits	(2,857,786)	(3,179,843)	(3,435,377)
Net transfers from/(to) other subaccounts or fixed rate option	(1,331,363)	(575,622)	(629,948)
Miscellaneous transactions	30,828	(2,762)	11,351
Administrative and other charges	(1,365,751)	(1,481,414)	(1,445,140)
Net Contributions (Withdrawals) by Contract Owners	$ (2,358,196)	$ (3,261,662)	$ (2,328,954)